Cover	May 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2024
Entity File Number	333-239589
Entity Registrant Name	EVENTIKO INC.
Entity Central Index Key	0001816554
Entity Tax Identification Number	95-1535709
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1445 Woodmont Ln NW, #2639
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30318
City Area Code	404
Local Phone Number	549-4542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true